Accounts Receivable, Net (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Accounts Receivable, after Allowance for Credit Loss [Abstract]
Accounts receivable	¥ 573,950		¥ 491,293
Less: allowance for expected credit losses	(49,132)		(6,249)
Total accounts receivable, net	¥ 524,818	$ 73,919	¥ 485,044	¥ 85,821	¥ 56,319